PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consists of:

	June 30, 2025	December 31, 2024
Computers and software	$4,232	$4,208
Furniture and fixtures	1,287	1,291
Machinery and equipment	7,834	14,011
Vehicles	173	173
Demonstration vehicles	800	800
Leasehold improvements	1,308	1,308
Construction in progress (1)	289	7,123
	$15,923	$28,914
Less - accumulated depreciation and amortization	(8,788)	(6,804)
Total	$7,135	$22,110

(1)     Construction in progress as of June 30, 2025 consisted of capitalized costs of production tooling, machinery and equipment related to the UK Launch Factory located in Coventry, United Kingdom. Construction in progress as of December 31, 2024, consisted of capitalized costs of production tooling, machinery and equipment related to the UK Launch Factory located in Coventry, United Kingdom and assembly facility located in the United States.

Depreciation expenses of property and equipment were $2,000 and $1,608 for the six months ended June 30, 2025 and 2024, respectively.

During the six months ended June 30, 2025, the Company identified events and changes in circumstances indicating that the carrying value of certain long-lived assets may not be recoverable and, accordingly, performed impairment assessments in accordance with ASC 360, as described in note 2 and note 11. Upon completion of such assessments, the Company impaired certain property, plants and equipment, including, but not limited to, machinery, equipment and assets under construction. For the six months ended June 30, 2025, the Company recorded impairment charges of long-lived assets in the amount of $19,748, presented under other expenses.